Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Equity Award Grant Practices

We do not currently have any policies or procedures that require us to grant equity awards, including stock options, to executive officers on specified dates. Equity awards to executive officers are granted at such times as determined in the discretion of the Compensation Committee. Neither the Compensation Committee nor the Board of Directors takes material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant any equity awards to any of our NEOs within four business days prior to or one business day after making any filing on Forms 10-K, 10-Q or 8-K (other than a current report on Form 8-K disclosing a new material option award grant under Item 5.02(e) of that form) that disclosed any material non-public information.

Award Timing Method [Text Block]	We do not currently have any policies or procedures that require us to grant equity awards, including stock options, to executive officers on specified dates. Equity awards to executive officers are granted at such times as determined in the discretion of the Compensation Committee.
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	Neither the Compensation Committee nor the Board of Directors takes material nonpublic information into account when determining the timing and terms of equity awards, including stock options, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false